Summary of significant accounting policies (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended	18 Months Ended
	Sep. 30, 2024	Sep. 29, 2024	Sep. 30, 2026	Sep. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2027	Sep. 29, 2026	Dec. 31, 2024
Working capital					$ 13,300,000
Accumulated deficit					67,620,467		$ 62,186,087
Net loss					5,434,380	$ 4,618,703
Operating cash					2,411,751	2,759,308
Gross proceeds				$ 12,000,000.0
Repayments of shareholder loans				2,200,000
Proceeds from senior unsecured note					2,700,000
Allowance for accounts receivable							52,694			$ 22,336
Software development costs					344,457	395,479
Impairment of long lived assets					0		0
Contract asset					0		0
Deferred revenue					41,200		22,139			$ 29,120
Revenue recognized					22,139		$ 29,120
Capitalized software amortization expense					279,529	382,931
Employee benefit plan					$ 187,353	201,956
Operating lease term					2 years
Recognize impairment loss on operating lease ROU assets					$ 0	0
Forecast [Member]
Revenue recognized								$ 41,200
Common Class A [Member]
Net loss					$ 4,580,441	$ 3,813,302
Shares issued	22,477,825	22,477,825
Common Class A [Member] | Subsequent Event [Member]
Share price									$ 0.2772
Common Class A [Member] | Equity Line of Credit Facility [Member] | Subsequent Event [Member]
Shares issued			1,750,000
Share price			$ 0.2772
Shares issued, value			$ 485,100
Accrued and unpaid interest			98,000
Net cash proceeds			$ 387,100
Two Consultants [Member]
Prepayments of consulting services				3,560,000
Post IPO fundraising				$ 2,450,000